Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Income tax expense (benefit) attributable to income before income tax expense
Current													$ 593	$ 230	$ 612
Deferred													39	99	33
Total income tax expense	$ 93	$ 193	$ 99	$ 234	$ 133	$ 297	$ 35	$ 45	$ 18	$ 180	$ 29	$ 81	$ 619	$ 510	$ 308